OPERATIONS BY REPORTING SEGMENT AND GEOGRAPHIC AREA (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Summary Of Net Sales, Cost Of Products Sold And Gross Margin Information

Net sales:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Powertrain	$3,926	$4,131	$3,497
Vehicle Components Solutions	2,853	2,985	2,945
Inter-segment eliminations	(335)	(397)	(397)

Total	$6,444	$6,719	$6,045

Cost of products sold:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Powertrain	$(3,470)	$(3,570)	$(3,034)
Vehicle Components Solutions	(2,390)	(2,462)	(2,406)
Inter-segment eliminations	335	397	397

Total Reporting Segment	(5,525)	(5,635)	(5,043)
Corporate	(6)	(5)	(6)

Total Company	$(5,531)	$(5,640)	$(5,049)

Gross margin:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Powertrain	$456	$561	$463
Vehicle Components Solutions	463	523	539

Total Reporting Segment	919	1,084	1,002
Corporate	(6)	(5)	(6)

Total Company	$913	$1,079	$996

Summary Of Net Income

Operational EBITDA and the reconciliation to net (loss) income were as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Powertrain	$288	$425	$351
Vehicle Components Solutions	200	254	297

Total Operational EBITDA	488	679	648
Items required to reconcile Operational EBITDA to net (loss) income:
Depreciation and amortization	(285)	(280)	(326)
Interest expense, net	(128)	(127)	(129)
Adjustment of assets to fair value	(187)	(279)	(2)
Non-service cost components associated with the U.S. based funded pension plan	(35)	(25)	(33)
Restructuring expense, net	(26)	(5)	(8)
Discontinued operations	(19)	(27)	2
OPEB curtailment gains	51	1	29
Income tax benefit (expense)	29	(16)	(11)
Stock appreciation rights	4	(1)	(4)
Other	(2)	(3)	1

Net (loss) income	$(110)	$(83)	$167

Summary Of Total Assets

Total assets, capital expenditures, and depreciation and amortization information by reporting segment is as set forth in the tables below.

	Total Assets		Capital Expenditures			Depreciation and Amortization
	December 31		Year Ended December 31			Year Ended December 31
	2012	2011	2012	2011	2010	2012	2011	2010
	(Millions of Dollars)
Powertrain	$3,090	$3,145	$278	$259	$172	$165	$157	$184
Vehicle Components Solutions	3,226	3,023	86	68	58	99	102	119

Total Reporting Segment	6,316	6,168	364	327	230	264	259	303
Corporate	516	756	16	14	18	21	21	23
Discontinued operations	95	105	7	7	3	4	4	7

Total Company	$6,927	$7,029	$387	$348	$251	$289	$284	$333

Summary Of Geographic Information Sales And PPE

The following table shows geographic information:

	Net Sales			Net PPE
	Year Ended December 31			December 31
	2012	2011	2010	2012	2011
	(Millions of Dollars)
United States	$2,479	$2,462	$2,366	$554	$521
Germany	1,160	1,284	1,052	399	388
France	365	430	395	93	84
Mexico	312	292	259	122	109
China	288	262	211	126	127
Belgium	286	299	275	24	22
Italy	263	302	277	71	75
United Kingdom	235	268	244	76	68
India	229	251	206	146	137
Other	827	869	760	360	324

	$6,444	$6,719	$6,045	$1,971	$1,855